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                Prudential Annuities Life Assurance Corporation

                Advanced Series Advisor Plan(SM) III (ASAP III)
                     Advanced Series APEX(SM) II (APEX II)
                   Advanced Series XTra Credit SIX(SM) (XT6)
                   Advanced Series Lifevest(SM) II (ASL II)

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 17 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:/1/

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
ASAP III                                            $1,400 $2,608 $3,780 $6,657
APEX II                                             $1,536 $2,759 $3,435 $6,902
ASL II                                              $  686 $2,059 $3,435 $6,901
XT6/3/                                              $1,587 $2,862 $4,039 $7,010

If you annuitize your Annuity at the end of the applicable time period:/2/

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
ASAP III                                               N/A $1,958 $3,280 $6,657
APEX II                                                N/A $2,059 $3,435 $6,902
ASL II                                              $  686 $2,059 $3,435 $6,901
XT6/3/                                                 N/A    N/A $3,439 $6,910

If you do not surrender your Annuity:

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
ASAP III                                            $  650 $1,958 $3,280 $6,657
APEX II                                             $  686 $2,059 $3,435 $6,902
ASL II                                              $  686 $2,059 $3,435 $6,901
XT6/3/                                              $  687 $2,062 $3,439 $6,910

/1/ There is no CDSC for ASL II. See "Summary of Contract Fees and Charges" for the CDSC schedule for each Annuity.

/2/ If you own XT6, you may not annuitize in the first three (3) Annuity Years. If you own ASAP III or APEX II, you may not annuitize in the first Annuity Year.

/3/ XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

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                Prudential Annuities Life Assurance Corporation

                                  Optimum(SM)
                               Optimum Four(SM)
                               Optimum Plus(SM)

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 13 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM                                             $1,275 $2,255 $3,226 $5,728
OPTIMUM FOUR                                        $1,413 $2,413 $2,896 $6,019
OPTIMUM PLUS/2/                                     $1,464 $2,515 $3,501 $6,128

If you annuitize your Annuity at the end of the applicable time period:/1/

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM                                                N/A $1,605 $2,726 $5,728
OPTIMUM FOUR                                           N/A $1,713 $2,896 $6,019
OPTIMUM PLUS/2/                                        N/A    N/A $2,901 $6,028

If you do not surrender your Annuity:

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM                                             $  525 $1,605 $2,726 $5,728
OPTIMUM FOUR                                        $  563 $1,713 $2,896 $6,019
OPTIMUM PLUS/2/                                     $  564 $1,715 $2,901 $6,028

/1/   If you own Optimum Plus, you may not annuitize in the first three
      (3) Annuity Years. If you own Optimum or Optimum Four, you may not annuitize in the first Annuity Year.

/2/ Expense examples calculations for Optimum Plus Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.